Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–64.07%
Aerospace & Defense–1.62%
RTX Corp.	125,264	$12,216,998
Textron, Inc.	76,081	7,298,450
		19,515,448
Air Freight & Logistics–0.93%
FedEx Corp.	38,429	11,134,418
Apparel Retail–0.45%
TJX Cos., Inc. (The)	53,831	5,459,540
Application Software–0.84%
Salesforce, Inc.	33,343	10,042,245
Asset Management & Custody Banks–1.05%
KKR & Co., Inc., Class A	124,859	12,558,318
Automobile Manufacturers–0.83%
General Motors Co.	220,985	10,021,670
Broadline Retail–1.43%
Amazon.com, Inc.(b)	95,501	17,226,470
Building Products–1.24%
Johnson Controls International PLC	227,290	14,846,583
Cable & Satellite–0.48%
Comcast Corp., Class A	134,364	5,824,679
Cargo Ground Transportation–0.70%
J.B. Hunt Transport Services, Inc.	42,080	8,384,440
Casinos & Gaming–0.61%
Las Vegas Sands Corp.	141,329	7,306,709
Communications Equipment–0.79%
Cisco Systems, Inc.	190,908	9,528,218
Consumer Finance–0.62%
American Express Co.	32,878	7,485,992
Distributors–0.66%
Genuine Parts Co.	51,472	7,974,557
Diversified Banks–5.78%
Bank of America Corp.	676,574	25,655,686
PNC Financial Services Group, Inc. (The)	74,150	11,982,640
Wells Fargo & Co.	550,025	31,879,449
		69,517,775
Electric Utilities–1.91%
American Electric Power Co., Inc.	86,320	7,432,152
FirstEnergy Corp.	165,973	6,409,877
PPL Corp.	331,732	9,132,582
		22,974,611
Electrical Components & Equipment–0.67%
Emerson Electric Co.	71,217	8,077,432
Shares		Value
Electronic Equipment & Instruments–0.15%
Zebra Technologies Corp., Class A(b)	5,867	$1,768,549
Electronic Manufacturing Services–0.55%
TE Connectivity Ltd.	45,623	6,626,285
Fertilizers & Agricultural Chemicals–0.51%
Corteva, Inc.	106,044	6,115,558
Food Distributors–1.53%
Sysco Corp.	127,848	10,378,701
US Foods Holding Corp.(b)	147,532	7,962,302
		18,341,003
Gold–0.44%
Barrick Gold Corp. (Canada)	318,475	5,299,424
Health Care Equipment–1.58%
GE HealthCare Technologies, Inc.	67,668	6,151,698
Medtronic PLC	147,184	12,827,086
		18,978,784
Health Care Facilities–0.48%
Universal Health Services, Inc., Class B	31,902	5,820,839
Health Care Services–1.32%
Cigna Group (The)	22,765	8,268,020
CVS Health Corp.	95,752	7,637,180
		15,905,200
Industrial Machinery & Supplies & Components–1.72%
Parker-Hannifin Corp.	24,742	13,751,356
Stanley Black & Decker, Inc.	70,444	6,898,581
		20,649,937
Insurance Brokers–1.13%
Willis Towers Watson PLC	49,361	13,574,275
Integrated Oil & Gas–3.84%
Chevron Corp.	74,309	11,721,502
Exxon Mobil Corp.	162,850	18,929,684
Shell PLC (Netherlands)	227,800	7,558,284
Suncor Energy, Inc. (Canada)	214,034	7,898,977
		46,108,447
Interactive Media & Services–2.28%
Alphabet, Inc., Class A(b)	119,660	18,060,284
Meta Platforms, Inc., Class A	19,237	9,341,102
		27,401,386
Investment Banking & Brokerage–2.01%
Charles Schwab Corp. (The)	143,601	10,388,096
Goldman Sachs Group, Inc. (The)	32,845	13,719,028
		24,107,124
IT Consulting & Other Services–0.70%
Cognizant Technology Solutions Corp., Class A	115,417	8,458,912

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Managed Health Care–1.72%
Centene Corp.(b)	112,881	$8,858,901
Elevance Health, Inc.	10,242	5,310,887
Humana, Inc.	18,586	6,444,138
		20,613,926
Movies & Entertainment–0.92%
Walt Disney Co. (The)	89,981	11,010,075
Multi-line Insurance–1.31%
American International Group, Inc.	201,151	15,723,974
Oil & Gas Exploration & Production–1.51%
ConocoPhillips	142,753	18,169,602
Oil & Gas Refining & Marketing–0.55%
Phillips 66	40,565	6,625,887
Packaged Foods & Meats–0.68%
Kraft Heinz Co. (The)	221,384	8,169,070
Pharmaceuticals–4.75%
Bristol-Myers Squibb Co.(c)	182,643	9,904,730
GSK PLC	320,259	6,876,081
Johnson & Johnson	92,763	14,674,179
Merck & Co., Inc.	69,218	9,133,315
Pfizer, Inc.	213,382	5,921,351
Sanofi S.A.	109,325	10,635,619
		57,145,275
Property & Casualty Insurance–0.79%
Allstate Corp. (The)	54,647	9,454,477
Rail Transportation–1.29%
CSX Corp.	262,191	9,719,420
Norfolk Southern Corp.	22,556	5,748,848
		15,468,268
Real Estate Services–1.39%
CBRE Group, Inc., Class A(b)	172,362	16,760,481
Regional Banks–0.87%
Citizens Financial Group, Inc.	286,628	10,401,730
Semiconductor Materials & Equipment–0.65%
Lam Research Corp.	8,087	7,857,087
Semiconductors–2.49%
Intel Corp.	234,843	10,373,015
Micron Technology, Inc.	94,594	11,151,687
NXP Semiconductors N.V. (China)	33,707	8,351,583
		29,876,285
Specialty Chemicals–1.17%
DuPont de Nemours, Inc.	104,712	8,028,269
PPG Industries, Inc.	41,777	6,053,487
		14,081,756
Systems Software–0.91%
Oracle Corp.	87,317	10,967,888
Tobacco–1.01%
Philip Morris International, Inc. (Switzerland)	132,476	12,137,451
Shares		Value
Trading Companies & Distributors–1.10%
Ferguson PLC	60,582	$13,232,926
Transaction & Payment Processing Services–1.12%
Fiserv, Inc.(b)	84,498	13,504,470
Wireless Telecommunication Services–0.99%
T-Mobile US, Inc.	73,130	11,936,279
Total Common Stocks & Other Equity Interests (Cost $515,504,098)		770,171,735
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.24%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	534,333
Aerospace & Defense–0.43%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(d)	298,000	301,046
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,538,968
Lockheed Martin Corp.,
3.55%, 01/15/2026	1,355,000	1,323,310
4.15%, 06/15/2053	643,000	543,244
5.20%, 02/15/2064	525,000	519,548
RTX Corp.,
4.45%, 11/16/2038	308,000	278,472
6.40%, 03/15/2054	569,000	644,297
		5,148,885
Agricultural Products & Services–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	252,162
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	402,000	397,732
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	186,115
		583,847
Alternative Carriers–0.46%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	2,743,000	2,675,797
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,449,420
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,345,569
		5,470,786
Application Software–1.41%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,339,000	5,088,067
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,188,000	2,322,562
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	1,023,464
Splunk, Inc., Conv., 1.13%, 06/15/2027	7,967,000	7,985,324
Workday, Inc., 3.50%, 04/01/2027	528,000	505,722
		16,925,139
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–0.51%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	$2,755,000	$2,746,991
BlackRock, Inc., 4.75%, 05/25/2033	1,341,000	1,334,553
Brookfield Corp. (Canada), 4.00%, 01/15/2025	445,000	439,325
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)(d)	372,000	343,927
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,318,895
		6,183,691
Automobile Manufacturers–0.12%
General Motors Co., 6.60%, 04/01/2036	377,000	401,111
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	1,008,577
		1,409,688
Biotechnology–1.12%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	667,557
4.05%, 11/21/2039	1,322,000	1,177,858
4.85%, 06/15/2044	264,000	252,370
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,310,000	3,127,538
Amgen, Inc., 5.25%, 03/02/2025	725,000	723,002
Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	4,655,000	4,142,241
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	2,504,000	2,492,450
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	515,000	934,119
		13,517,135
Brewers–0.22%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	927,652
4.90%, 02/01/2046	538,000	511,601
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	903,621
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	315,356
		2,658,230
Broadline Retail–0.15%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	9,079
2.88%, 05/12/2041	2,306,000	1,756,330
		1,765,409
Building Products–0.04%
Carrier Global Corp., 6.20%, 03/15/2054	409,000	450,702
Cable & Satellite–1.14%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	5,466,000	4,788,216
1.13%, 03/15/2028	2,850,000	2,153,460
Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$550,000	$543,455
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,066,475
4.15%, 10/15/2028	935,000	912,910
3.90%, 03/01/2038	756,000	659,268
2.89%, 11/01/2051	352,000	228,679
2.94%, 11/01/2056	265,000	166,991
Cox Communications, Inc., 2.95%, 10/01/2050(d)	202,000	124,811
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	3,270,000	3,110,751
		13,755,016
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	709,000	696,257
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	360,856
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	329,000	337,967
Computer & Electronics Retail–0.07%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	791,000	801,497
8.35%, 07/15/2046	2,000	2,590
		804,087
Consumer Finance–0.32%
American Express Co.,
3.38%, 05/03/2024	2,490,000	2,484,747
3.63%, 12/05/2024	324,000	319,947
General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	478,735
Synchrony Financial, 3.95%, 12/01/2027	556,000	520,522
		3,803,951
Consumer Staples Merchandise Retail–0.15%
Dollar General Corp., 4.25%, 09/20/2024	1,810,000	1,797,173
Diversified Banks–1.08%
Bank of America Corp.,
3.25%, 10/21/2027	525,000	497,857
2.57%, 10/20/2032(g)	874,000	725,385
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	700,000	699,620
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	59,673
3.67%, 07/24/2028(g)	511,000	485,851
6.68%, 09/13/2043(c)	741,000	831,448
5.30%, 05/06/2044	228,000	221,684
4.75%, 05/18/2046	356,000	316,359
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,740,423
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$394,000	$379,255
3.51%, 01/23/2029(g)	1,058,000	1,001,074
4.26%, 02/22/2048(g)	489,000	422,473
3.90%, 01/23/2049(g)	1,058,000	862,924
PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029	689,000	642,840
6.88%, 10/20/2034(g)	413,000	452,483
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	2,097,000	2,011,822
Wells Fargo & Co.,
3.55%, 09/29/2025(c)	626,000	610,741
4.10%, 06/03/2026	505,000	491,720
4.65%, 11/04/2044	647,000	565,968
		13,019,600
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	324,942
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	198,666
Diversified REITs–0.15%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	948,000	936,553
CubeSmart L.P., 2.50%, 02/15/2032	1,063,000	868,512
		1,805,065
Drug Retail–0.06%
CVS Pass-Through Trust, 6.04%, 12/10/2028	370,074	373,790
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	381,428
		755,218
Electric Utilities–1.29%
Constellation Energy Generation LLC, 6.50%, 10/01/2053(c)	274,000	301,682
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	746,971
FirstEnergy Corp., Conv., 4.00%, 05/01/2026(d)	5,337,000	5,311,649
Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	269,997
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	1,227,000	1,043,813
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	1,450,000	1,456,705
3.55%, 05/01/2027	530,000	505,740
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	5,379,000	5,167,874
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	50,424
Xcel Energy, Inc., 3.50%, 12/01/2049	964,000	669,052
		15,523,907
Principal Amount		Value
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	$307,000	$247,971
Financial Exchanges & Data–0.01%
Nasdaq, Inc., 5.95%, 08/15/2053	166,000	175,057
Food Distributors–0.12%
Sysco Corp., 3.75%, 10/01/2025	1,500,000	1,463,442
Health Care Equipment–0.39%
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	373,288
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,244,000	4,059,808
Medtronic, Inc., 4.38%, 03/15/2035	249,000	238,247
		4,671,343
Health Care REITs–0.16%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	1,733,000	1,937,667
Health Care Services–0.11%
Cigna Group (The), 4.80%, 08/15/2038	307,000	288,574
CVS Health Corp., 3.38%, 08/12/2024	361,000	358,046
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	676,511
		1,323,131
Health Care Supplies–0.13%
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	1,444,000	1,579,014
Home Improvement Retail–0.22%
Home Depot, Inc. (The), 5.13%, 04/30/2025	2,200,000	2,199,803
Lowe’s Cos., Inc., 4.25%, 04/01/2052	497,000	407,626
		2,607,429
Hotels, Resorts & Cruise Lines–0.38%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	4,881,000	4,551,158
Industrial Conglomerates–0.12%
Honeywell International, Inc., 4.50%, 01/15/2034(c)	1,463,000	1,422,962
Industrial Machinery & Supplies & Components–0.24%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	3,157,000	2,941,693
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	232,316
Integrated Oil & Gas–0.35%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	662,148
Chevron Corp., 2.95%, 05/16/2026(c)	952,000	916,925
Exxon Mobil Corp.,
2.71%, 03/06/2025	549,000	537,004
3.04%, 03/01/2026	1,098,000	1,063,989
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	$1,098,000	$1,076,604
		4,256,670
Integrated Telecommunication Services–0.24%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	305,698
3.55%, 09/15/2055	157,000	109,867
3.80%, 12/01/2057	255,000	184,776
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	644,522
Verizon Communications, Inc.,
3.38%, 02/15/2025	1,284,000	1,260,997
3.40%, 03/22/2041	561,000	438,744
		2,944,604
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	342,589
Interactive Media & Services–0.37%
Meta Platforms, Inc., 5.60%, 05/15/2053	1,368,000	1,446,943
Snap, Inc., Conv., 0.75%, 08/01/2026	3,098,000	2,979,501
		4,426,444
Internet Services & Infrastructure–0.25%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,174,000	3,021,648
Investment Banking & Brokerage–1.84%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	519,296
2.91%, 07/21/2042(g)	323,000	232,479
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	5,859,000	7,154,425
0.00%, 07/19/2029(d)(e)	5,880,000	7,198,296
1.00%, 07/30/2029	5,873,000	6,379,253
Morgan Stanley, 4.00%, 07/23/2025	654,000	643,414
		22,127,163
Life & Health Insurance–0.66%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	831,183
Athene Global Funding, 2.75%, 06/25/2024(d)	260,000	258,102
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,214,133
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,047,990
GA Global Funding Trust, 5.50%, 01/08/2029(c)(d)	1,172,000	1,177,275
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	689,000	687,301
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	405,091
Pacific Life Global Funding II, 5.50%, 08/28/2026(d)	1,219,000	1,229,446
Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 3.91%, 12/07/2047	$141,000	$112,692
		7,963,213
Life Sciences Tools & Services–0.17%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	2,055,000	2,007,884
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	460,974
Movies & Entertainment–0.48%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	363,524
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,782,000	1,831,300
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	353,950
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	1,720,000	1,688,468
5.05%, 03/15/2042	835,000	718,076
5.14%, 03/15/2052	1,036,000	860,549
		5,815,867
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	647,115
Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	571,000	479,062
Sempra, 3.80%, 02/01/2038	559,000	465,282
		944,344
Oil & Gas Exploration & Production–0.26%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	518,093
ConocoPhillips Co., 4.15%, 11/15/2034	230,000	212,504
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,448,606
		3,179,203
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052	531,000	409,184
Oil & Gas Storage & Transportation–0.49%
Energy Transfer L.P.,
6.40%, 12/01/2030	445,000	470,044
4.90%, 03/15/2035	344,000	325,456
5.30%, 04/01/2044	587,000	540,156
5.00%, 05/15/2050	724,000	635,698
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	25,572
4.25%, 02/15/2048	696,000	596,297
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	865,775
5.30%, 12/01/2034	407,000	400,426
MPLX L.P., 4.50%, 04/15/2038	810,000	719,672
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	414,406
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	$169,000	$187,576
Williams Cos., Inc. (The), 5.40%, 03/02/2026	658,000	660,005
		5,841,083
Other Specialized REITs–0.13%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,506,941
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	61,828
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	231,264
Passenger Airlines–0.09%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	229,744	220,637
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	224,690	224,509
Series 2014-2, Class A, 3.75%, 09/03/2026	277,293	268,879
Series 2018-1, Class AA, 3.50%, 03/01/2030	376,200	346,380
		1,060,405
Personal Care Products–0.06%
Kenvue, Inc., 5.05%, 03/22/2053	714,000	699,793
Pharmaceuticals–0.50%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	927,617
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(d)	274,000	281,347
Bristol-Myers Squibb Co.,
4.13%, 06/15/2039	621,000	550,628
6.25%, 11/15/2053	547,000	616,606
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	72,414
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	254,578
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	3,155,000	3,005,137
Zoetis, Inc., 4.70%, 02/01/2043	333,000	305,136
		6,013,463
Property & Casualty Insurance–0.13%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	288,110
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	319,732
5.00%, 05/20/2049	497,000	452,372
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	562,316
		1,622,530
Rail Transportation–0.22%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041(c)	399,000	340,821
Principal Amount		Value
Rail Transportation–(continued)
Norfolk Southern Corp.,
3.40%, 11/01/2049	$461,000	$340,190
5.35%, 08/01/2054	467,000	463,950
Union Pacific Corp.,
3.20%, 05/20/2041	1,018,000	794,142
4.15%, 01/15/2045	426,000	348,966
3.84%, 03/20/2060	519,000	399,134
		2,687,203
Reinsurance–0.06%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	229,000	235,125
PartnerRe Finance B LLC, 3.70%, 07/02/2029(c)	500,000	478,091
		713,216
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	564,192
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	666,077
Retail REITs–0.18%
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,293,360
Regency Centers L.P.,
2.95%, 09/15/2029	750,000	671,815
4.65%, 03/15/2049	256,000	221,186
		2,186,361
Self-Storage REITs–0.06%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	388,309
5.70%, 04/01/2028	368,000	374,865
		763,174
Semiconductors–0.68%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	548,647
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,091,577
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	5,161,000	5,501,626
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	680,000	664,522
3.37%, 11/01/2041	179,000	133,092
Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	214,238
		8,153,702
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	139,101
Systems Software–0.22%
Microsoft Corp., 3.50%, 02/12/2035(c)	404,000	372,288
Oracle Corp., 3.60%, 04/01/2040	965,000	761,348
VMware LLC, 1.00%, 08/15/2024	1,509,000	1,482,684
		2,616,320
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	$671,000	$661,055
Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc., 3.35%, 02/09/2027	315,000	304,447
Telecom Tower REITs–0.17%
American Tower Corp., 1.60%, 04/15/2026	852,000	791,499
Crown Castle, Inc.,
2.50%, 07/15/2031(c)	1,413,000	1,169,920
4.75%, 05/15/2047	46,000	39,645
		2,001,064
Tobacco–0.27%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,139,721
Philip Morris International, Inc.,
3.25%, 11/10/2024	1,105,000	1,090,269
4.88%, 11/15/2043	1,102,000	1,007,870
		3,237,860
Trading Companies & Distributors–0.04%
Air Lease Corp., 4.25%, 09/15/2024	427,000	424,095
Transaction & Payment Processing Services–0.59%
Block, Inc., Conv., 0.13%, 03/01/2025	4,256,000	4,367,720
Fiserv, Inc., 2.75%, 07/01/2024	170,000	168,744
Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	2,442,000	2,593,404
		7,129,868
Wireless Telecommunication Services–0.35%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	600,000	524,149
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	461,419
4.30%, 02/15/2048	1,394,000	1,140,734
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	382,500	380,457
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	903,735
3.40%, 10/15/2052	750,000	532,442
6.00%, 06/15/2054	296,000	316,621
		4,259,557
Total U.S. Dollar Denominated Bonds & Notes (Cost $253,081,517)		243,327,396
U.S. Treasury Securities–8.90%
U.S. Treasury Bills–0.01%
4.79% - 5.05%, 04/18/2024(h)(i)	128,000	127,711
U.S. Treasury Bonds–1.13%
4.50%, 02/15/2036	2,636,800	2,743,817
4.50%, 08/15/2039	36,400	37,306
4.38%, 05/15/2040	72,800	73,215
4.50%, 02/15/2044(c)	8,417,800	8,466,465
4.75%, 11/15/2053	2,187,000	2,335,135
		13,655,938
Principal Amount		Value
U.S. Treasury Notes–7.76%
4.63%, 02/28/2026(c)	$27,335,300	$27,315,012
4.25%, 03/15/2027	29,059,500	28,927,824
4.25%, 02/28/2029(c)	19,083,000	19,111,327
4.13%, 03/31/2029	3,000,000	2,987,227
4.25%, 02/28/2031	14,055,100	14,082,551
4.00%, 02/15/2034	854,000	839,989
		93,263,930
Total U.S. Treasury Securities (Cost $107,579,570)		107,047,579
Shares
Preferred Stocks–0.57%
Asset Management & Custody Banks–0.19%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,298,023
Oil & Gas Storage & Transportation–0.38%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,580,132
Total Preferred Stocks (Cost $5,687,926)		6,878,155
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$682,000	781,458
5.50%, 02/01/2037	3	3
		781,461
Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	59	59
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,391)		781,520
Shares
Money Market Funds–6.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(j)(k)	25,470,262	25,470,262
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(j)(k)	18,188,080	18,195,356
Invesco Treasury Portfolio, Institutional Class, 5.21%(j)(k)	29,108,871	29,108,871
Total Money Market Funds (Cost $72,772,624)		72,774,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $955,468,126)		1,200,980,874
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.13%
Invesco Private Government Fund, 7.57%(j)(k)(l)	20,527,212	20,527,212
Invesco Private Prime Fund, 5.49%(j)(k)(l)	53,096,778	53,123,326
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,650,538)		73,650,538
TOTAL INVESTMENTS IN SECURITIES–106.03% (Cost $1,029,118,664)		1,274,631,412
OTHER ASSETS LESS LIABILITIES—(6.03)%		(72,482,574)
NET ASSETS–100.00%		$1,202,148,838
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $49,266,796, which represented 4.10% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,970,144	$34,816,987	$(32,316,869)	$-	$-	$25,470,262	$248,776
Invesco Liquid Assets Portfolio, Institutional Class	16,413,434	24,869,277	(23,083,478)	(3,927)	50	18,195,356	183,216
Invesco Treasury Portfolio, Institutional Class	26,251,593	39,790,842	(36,933,564)	-	-	29,108,871	283,617
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,019,935	103,535,128	(96,027,851)	-	-	20,527,212	165,077*
Invesco Private Prime Fund	34,946,455	218,161,815	(199,974,498)	(2,312)	(8,134)	53,123,326	432,245*
Total	$113,601,561	$421,174,049	$(388,336,260)	$(6,239)	$(8,084)	$146,425,027	$1,312,931

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	8	June-2024	$(856,125)	$(2,141)	$(2,141)
U.S. Treasury 10 Year Ultra Notes	28	June-2024	(3,209,063)	(12,967)	(12,967)
Total Futures Contracts				$(15,108)	$(15,108)

(a)	Futures contracts collateralized by $15,549 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/05/2024	State Street Bank & Trust Co.	CAD	8,076,342	USD	5,976,525	$13,797
04/05/2024	State Street Bank & Trust Co.	EUR	7,586,220	USD	8,254,272	69,243
04/05/2024	State Street Bank & Trust Co.	GBP	8,846,131	USD	11,231,838	66,575
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/05/2024	State Street Bank & Trust Co.	USD	270,340	CAD	367,293	$830
Subtotal—Appreciation						150,445
Currency Risk
04/05/2024	State Street Bank & Trust Co.	CAD	343,602	USD	253,373	(307)
04/05/2024	State Street Bank & Trust Co.	USD	85,784	CAD	115,651	(400)
04/05/2024	State Street Bank & Trust Co.	USD	108,902	EUR	100,191	(802)
04/05/2024	State Street Bank & Trust Co.	USD	314,581	GBP	247,420	(2,297)
Subtotal—Depreciation						(3,806)
Total Forward Foreign Currency Contracts						$146,639

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$745,101,751	$25,069,984	$—	$770,171,735
U.S. Dollar Denominated Bonds & Notes	—	243,327,396	—	243,327,396
U.S. Treasury Securities	—	107,047,579	—	107,047,579
Preferred Stocks	6,878,155	—	—	6,878,155
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	781,520	—	781,520
Money Market Funds	72,774,489	73,650,538	—	146,425,027
Total Investments in Securities	824,754,395	449,877,017	—	1,274,631,412
Other Investments - Assets*
Forward Foreign Currency Contracts	—	150,445	—	150,445
Other Investments - Liabilities*
Futures Contracts	(15,108)	—	—	(15,108)
Forward Foreign Currency Contracts	—	(3,806)	—	(3,806)
	(15,108)	(3,806)	—	(18,914)
Total Other Investments	(15,108)	146,639	—	131,531
Total Investments	$824,739,287	$450,023,656	$—	$1,274,762,943

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund